BRUCE J. RUSHALL EILEEN L. McGEEVER	RUSHALL & McGEEVER A PROFESSIONAL LAW CORPORATION 6100 INNOVATION WAY CARLSBAD, CALIFORNIA 92009	TELEPHONE: (760) 438-6855 FACSIMILE: (760) 438-3026 E-MAIL: rm@rushallmcgeever.com

April 24, 2014

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Mail Stop 4561

Washington,  D.C.  20549

Attn:Mr. Michael Volley, Staff Accountant

Re:Ministry Partners Investment Company, LLC

      Post-Effective Amendment No. 3 to Registration Statement on Form S-1

      Filed April 24, 2014

      File No. 333-175144

Ladies and Gentlemen:

Filed with this letter is a blue line comparison copy of the above-referenced POSAM 3 to the subject S-1 Registration Statement, showing changes from the Registration Statement as previously amended.

Very truly yours,

/s/ Bruce J. Rushall

BRUCE J. RUSHALL

BJR/cak

Enc.

cc:James H. Overholt, Interim Chief Executive Officer

           Ministry Partners Investment Company, LLC

Sue Reilly

Daniel Flude

Joseph Turner